Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001032423
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2019
Prospectus Date	rr_ProspectusDate	Jun. 28, 2019
Diamond Hill International Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill International Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 9 of the fund’s prospectus and the Shares of the Funds section on page 13 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. Because the fund has not yet commenced operations as of the prior fiscal year end period, no portfolio turnover rate has been provided.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund, under normal market conditions, invests its assets primarily in foreign equity securities of companies of any size that Diamond Hill Capital Management, Inc. (the “Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks. Under normal market conditions, the fund will invest at least 80% of its net assets in securities issued by companies (i) that are headquartered or have their principal place of business outside the U.S., (ii) whose primary trading markets are outside the U.S. or (iii) that have at least 50% of their assets in, or expect to derive at least 50% of their total revenues or profits from, goods or services produced in or sales made in countries outside the U.S. The fund intends to diversify its investments across different countries and regions. The fund may invest up to 30% of its total assets in securities of companies located in emerging market countries. Emerging market countries include those generally recognized to be an emerging market country by the international financial community; classified by the United Nations as a developing country; or classified as an emerging market country by Morningstar, Inc., or other index or data provider.
The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of confidence.
Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating, or if it identifies a stock that it believes offers a better investment opportunity.

Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.
Foreign and Emerging Markets Risk  The fund will invest in non-U.S. securities and U.S. securities of companies domiciled in foreign (non-U.S.) countries. These securities may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. The potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.
Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility - or variability - of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
The bar chart and table reflect the past performance of Diamond Hill International Equity Fund, LP (the “International Partnership”), a private fund managed with full investment authority by the fund’s Adviser, and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year over the periods indicated and by showing how the fund’s average annual total returns for the periods indicated compared to a relevant market index. The fund is managed in all material respects in a manner equivalent to the management of the International Partnership. The fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the International Partnership, and the fund was created for reasons entirely unrelated to the establishment of a performance record. The performance of the International Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the fund for its initial years of investment operations. The International Partnership was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the International Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance of the fund prior to calendar year 2019 is measured from December 30, 2016, the inception of the International Partnership, and is not the performance of the fund. The fund’s and the International Partnership’s past performance is not necessarily an indication of how the fund will perform in the future either before or after taxes. All of the assets of the International Partnership are expected to be converted, based on their value on or about July 1, 2019, into assets of the fund prior to commencement of operations of the fund. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table reflect the past performance of Diamond Hill International Equity Fund, LP (the “International Partnership”), a private fund managed with full investment authority by the fund’s Adviser, and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year over the periods indicated and by showing how the fund’s average annual total returns for the periods indicated compared to a relevant market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s and the International Partnership’s past performance is not necessarily an indication of how the fund will perform in the future either before or after taxes.
Bar Chart [Heading]	rr_BarChartHeading	CLASS I ANNUAL TOTAL RETURN-YEARS ENDED 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	1Q '17, +10.46%
Worst Quarter:	4Q '18, -11.60%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2018
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The average annual total returns for the fund’s Class A shares below are reduced to reflect the maximum applicable sales charges for Class A shares. After-tax returns are not provided because the International Partnership’s tax treatment was different than that of a registered investment company.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Morningstar Global Markets Index ex US is an unmanaged, float market capitalization weighted index of more than 6,000 securities that is designed to cover 98% of the equity market capitalization of developed and emerging markets excluding the United States. The index (net) returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. Withholding rates applicable to the fund may be lower.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Diamond Hill International Fund | Morningstar Global Markets ex US Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Morningstar Global Markets ex US Index
1 Year	rr_AverageAnnualReturnYear01	(14.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016
Diamond Hill International Fund | Diamond Hill International Fund Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	DHIAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.21%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.26%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 612
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	850
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,106
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,839
Label	rr_AverageAnnualReturnLabel	Class A Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(15.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016
Diamond Hill International Fund | Diamond Hill International Fund Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	DHIIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.22%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,073
Annual Return 2017	rr_AnnualReturn2017	30.76%
Annual Return 2018	rr_AnnualReturn2018	(10.71%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.60%)
Label	rr_AverageAnnualReturnLabel	Class I Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016
Diamond Hill International Fund | Diamond Hill International Fund Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	DHIYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.10%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Label	rr_AverageAnnualReturnLabel	Class Y Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016